Interest income and expenses, and similar accounts - Summary of interest income and expenses calculated using effective interest rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	S/ 4,769,395	S/ 4,255,936	S/ 3,789,599
Financial liabilities measured at amortized cost	1,353,929	1,122,982	1,074,223
Financial assets measured at amortized cost [member]
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	4,045,599	3,494,525	3,276,054
Financial assets measured at fair value through other comprehensive income [member]
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	S/ 723,796	S/ 761,411	S/ 513,545